SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)
Xtrackers Europe Defense Technologies ETF (XDEF)
Xtrackers Europe Market Leaders ETF (XEML)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers International Real Estate ETF (HAUZ)
Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)
Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers MSCI EAFE Selection Equity ETF (EASG)
Xtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)
Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)
Xtrackers MSCI Europe Hedged Equity ETF (DBEU)
Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)
Xtrackers MSCI Japan Hedged Equity ETF (DBJP)
Xtrackers MSCI Kokusai Equity ETF (KOKU)
Xtrackers MSCI USA Climate Action Equity ETF (USCA)
Xtrackers MSCI USA Selection Equity ETF (USSG)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)
Xtrackers Nifty 500 India ETF (IND)
Xtrackers RREEF Global Natural Resources ETF (NRES)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)
Xtrackers Russell US Multifactor ETF (DEUS)
Xtrackers S&P 100 Ex Top 20 ETF (XOEX)
Xtrackers S&P 500 Diversified Sector Weight ETF (SPXD)
Xtrackers S&P 500 Growth Scored & Screened ETF (SNPG)
Xtrackers S&P 500 Scored & Screened ETF (SNPE)
Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)
Xtrackers S&P MidCap 400 Scored & Screened ETF (MIDE)
Xtrackers Semiconductor Select Equity ETF (CHPS)
Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers US National Critical Technologies ETF (CRTC)

The following disclosure is added for each fund under the “Part II: Management of the Funds” section of the Statement of Additional Information:
In rendering investment advisory services, the Advisor may use the resources of one or more foreign (non-US) affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the Advisers Act), to provide portfolio management and research services to a fund. Under a Participating Affiliates Agreement, an affiliate may be considered a Participating Affiliate of the Advisor as that term is used in relief granted by the staff of the SEC allowing US-registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. A Participating Affiliate and any of their respective employees who provide services to a fund are considered under a Participating Affiliate Agreement to be an “associated person” of the Advisor as that term is defined in the Advisers Act for purposes of the Advisor's required supervision.
Please Retain This Supplement for Future Reference
April 13, 2026
SAISTKR26-04